Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-2

Collection Period	11/01/15-11/30/15
Determination Date	12/9/2015
Distribution Date	12/15/2015

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$971,090,363.09
2.	Collections allocable to Principal		$27,144,523.04
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,522,064.16
5.	Pool Balance on the close of the last day of the related Collection Period		$942,423,775.89
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		62,091
7.	Initial Pool Balance		$1,165,000,011.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$2,263,820.91	$0.00
	b. Class A-2a Note Balance	$192,000,000.00	$178,799,387.91
	c. Class A-2b Floating Rate Note Balance	$192,000,000.00	$178,799,387.92
	d. Class A-3 Note Balance	$384,000,000.00	$384,000,000.00
	e. Class A-4 Note Balance	$116,945,000.00	$116,945,000.00
	f. Class B Note Balance	$23,300,000.00	$23,300,000.00
	g. Class C Note Balance	$23,300,000.00	$23,300,000.00
	h. Class D Note Balance	$31,455,000.00	$31,455,000.00
	i. Note Balance (sum a - h)	$965,263,820.91	$936,598,775.83
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0112070	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9312468
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9312468
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8285526	0.8039474
10.	Overcollateralization Target Amount		$5,825,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,825,000.06
12.	Weighted Average Coupon	%	7.15%
13.	Weighted Average Original Term (months)	months	65.79
14.	Weighted Average Remaining Term (months)	months	55.65
15.	1-Month LIBOR for the accrual period ending 12/15/2015		0.19700%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 12/15/2015		0.47700%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,751,088.97
	b. Liquidation Proceeds allocable to Finance Charge		$1,269.26
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,752,358.23
18.	Principal:
	a. Collections allocable to Principal		$27,144,523.04
	b. Liquidation Proceeds allocable to Principal		$592,140.16
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$27,736,663.20
19.	Total Finance Charge and Principal Collections (17d + 18d)		$33,489,021.43
20.	Interest Income from Collection Account		$3,598.46
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$33,492,619.89

Available Funds
23.	Available Collections	$33,492,619.89
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$33,492,619.89
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$809,241.97
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$809,241.97
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$638.27
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$638.27
	e. Class A-2a Monthly Interest	$131,200.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$131,200.00
	i. Class A-2b Monthly Interest	$73,776.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$73,776.00
	m. Class A-3 Monthly Interest	$438,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$438,400.00
	m. Class A-4 Monthly Interest	$175,417.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$175,417.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$41,745.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$41,745.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$46,405.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$46,405.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$79,686.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$79,686.00

36.	Quaternary Principal Distributable Amount	$22,840,045.02
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$24,636,556.42
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,825,000.06
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,752,358.23
	b. Total Daily Deposits of Principal Collections	$27,736,663.20
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$3,598.46
	e. Total Deposits to Collection Account (sum a - d)	$33,492,619.89
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$809,241.97
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,652,314.51
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,031,063.41
	f. Total Withdrawals from Collection Account (sum a - e)	$33,492,619.89
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$638.27
	b. Class A-2a Interest Distribution	$131,200.00
	c. Class A-2b Interest Distribution	$73,776.00
	d. Class A-3 Interest Distribution	$438,400.00
	e. Class A-4 Interest Distribution	$175,417.50
	f. Class B Interest Distribution	$41,745.83
	g. Class C Interest Distribution	$46,405.83
	h. Class D Interest Distribution	$79,686.00
	i. Class A-1 Principal Distribution	$2,263,820.91
	j. Class A-2a Principal Distribution	$13,200,612.09
	k. Class A-2b Principal Distribution	$13,200,612.08
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$29,652,314.51
46.	Withdrawals
	a. Class A-1 Distribution	$2,264,459.18
	b. Class A-2a Distribution	$13,331,812.09
	c. Class A-2b Distribution	$13,274,388.08
	d. Class A-3 Distribution	$438,400.00
	e. Class A-4 Distribution	$175,417.50
	f. Class B Distribution	$41,745.83
	g. Class C Distribution	$46,405.83
	h. Class D Distribution	$79,686.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$29,652,314.51

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$3,031,063.41
	b. Reserve Account surplus (Ln 57)	$361.42
	c. Total Deposits to Certificate Payment Account (sum a - b)	$3,031,424.83
48.	Withdrawals
	a. Certificateholder Distribution	$3,031,424.83
	b. Total Withdrawals from Certificate Payment Account	$3,031,424.83
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.03	$2,912,500.03
	b. Note Balance	$936,598,775.83
50.	Required Reserve Account Amount	$2,912,500.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.03
52.	Investment Earnings	$361.42
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,912,861.45
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$361.42
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$809,241.97
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$29,652,314.51
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,031,063.41
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$361.42
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$2,264,459.18
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$13,331,812.09
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$13,274,388.08
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$438,400.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$175,417.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$41,745.83
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$46,405.83
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$79,686.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,031,424.83

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	946	$14,801,513.16
	b. 61 to 90 days past due	353	$5,591,576.80
	c. 91 to 120 days past due	115	$1,742,216.77
	d. 121 or more days past due	1	$22,338.52
	e. Total Past Due (sum a - d)	1,415	$22,157,645.25
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.3511%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	97	$1,522,064.16
77.	Liquidation Proceeds (recoveries)	85	$593,409.42
78.	Net Losses (Ln 76 - Ln 77)		$928,654.74
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0956%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	319	$5,474,023.80
81.	Liquidation Proceeds (recoveries)	200	$1,931,382.52
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$3,542,641.28
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		0.3041%
84.	Average Net Loss on Defaulted Receivables		$11,105.46

Servicer Covenant
79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,202,307,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer